UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA New Income, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2011

ITEM 1. Schedule of Investments.

FPA New Income, Inc.

Portfolio of Investments

June 30, 2011 (unaudited)

BONDS & DEBENTURES	Shares or Principal Amount	Value

U.S. TREASURY SECURITIES — 29.9%
— 1.375% 2012	$80,000,000	$80,806,400
— 0.75% 2012	172,529,000	173,364,040
— 0.625% 2012	232,715,000	233,659,823
— 0.625% 2012	237,750,000	238,679,603
— 0.375% 2012	130,000,000	130,167,700
— 0.375% 2012	242,708,000	242,962,843
— 0.375% 2012	50,000,000	50,039,000
TOTAL U.S. TREASURY SECURITIES		$1,149,679,409
MORTGAGE-BACKED SECURITIES — 18.7%
Chase MTG 2003-S14 CL 2A4 — 7.5% 2034	$1,612,486	$1,628,982
CMSI 2005-5 CL 2A3 — 5% 2020	813,432	830,620
Federal Home Loan Bank
00-0606 CL Y — 5.27% 2012	14,586,749	15,406,670
I7-2014 1 — 5.34% 2014	33,925,677	36,623,786
VN-2015 CL A — 5.46% 2015	29,168,281	32,197,115
00-0986 — 5.739% 2014	25,940,700	28,343,328
Federal Home Loan Mortgage Corporation
2630 CL KS — 4% 2017	12,614,611	12,841,043
2786 CL JC — 4% 2018	2,431,286	2,500,845
2869 CL JA — 4% 2034	15,086,087	15,386,904
2877 CL WA — 4.25% 2034	14,208,796	14,786,526
2706 CL UG — 4.5% 2016	7,690,517	7,782,957
2677 CL LD — 4.5% 2017	12,301,404	12,543,250
2914 CL JQ — 4.5% 2019	10,646,558	11,086,367
3439 CL AC — 4.5% 2022	18,992,874	19,969,488
3578 CL AM— 4.5% 2016	9,878,222	10,515,664
2509 CL CB — 5% 2017	9,108,350	9,634,266
2602 CL ET — 5% 2017	7,039,285	7,372,525
3080 CL MA — 5% 2018	2,973,182	3,000,119
3285 CL LC — 5% 2025	17,678,192	18,515,785
2780 CL MA — 5% 2030	507,789	507,891
2494 CL CF — 5.5% 2017	9,759,285	10,525,291
2503 CL B — 5.5% 2017	9,435,172	10,041,759
R005 CL AB — 5.5% 2018	16,436,929	16,917,873
3808 CL BQ — 5.5% 2025	38,898,725	42,633,781

3806 CL JB — 5.5% 2026	14,613,516	16,031,612
2542 CL PG — 5.5% 2031	5,237,461	5,301,986
2903 CL UZ — 5.5% 2031	6,424,120	6,510,267
2922 CL Z — 5.5% 2032	8,639,099	8,806,698
2670 CL QG — 5.5% 2032	30,935,643	32,531,613
3133 CL BD — 5.75% 2033	5,456,354	5,636,250
3614 CL DY — 6% 2032	24,309,312	26,775,249
Federal National Mortgage Association
2009-70 CL NU — 4.25% 2019	20,868,561	21,930,353
2004-90 CL GA — 4.35% 2034	11,183,284	11,592,145
2008-77 CL DA — 5% 2023	11,023,865	11,613,862
2004-60 CL LB — 5% 2034	19,756,086	21,582,734
2002-83 CL HC — 5% 2017	850,463	851,245
2005-4 CL E — 5% 2032	9,096,736	9,362,997
2011-19 CL WB — 5.5% 2018	23,348,334	25,362,361
2006-53 CL PA — 5.5% 2026	91,813	91,740
2006-21 CL CA — 5.5% 2029	6,068,260	6,314,146
2002-70 CL QG — 5.5% 2031	3,223,866	3,260,876
2004-52 CL KA — 5.5% 2032	2,335,835	2,347,000
2003-28 CL PG — 5.5% 2032	9,327,279	9,766,034
2005-6 CL KA — 5.5% 2032	2,321,715	2,338,222
2002-87 CL N — 5.5% 2032	5,423,072	5,555,720
2005-118 CL ME — 6% 2032	17,296,946	17,531,838
2003-W17 CL 1A5 — 5.35% 2033	18,400,373	19,897,059
2002-9 CL PC — 6% 2017	9,122,172	9,894,546
2009-116 CL PA — 5.5% 2024	12,940,595	13,894,058
2010-39 CL PL — 5% 2032	18,201,822	19,639,402
SASC 2002-RM1 CL A — 0.8358% 2037†	23,746,219	19,709,362
Stanwich Mortgage Loan Trust Series
2010-1A — 10.6786% 2047†	2,853,603	1,448,774
2010-2A — 4.2725% 2057†	8,922,410	4,468,343
2010-3A — 6.67828% 2038†	4,734,079	2,362,779
2010-4A — 10.55627% 2049†	8,781,911	4,102,909
2011-1 A — 1.72706% 2039†	12,744,568	6,721,855
2011-2 A — 6.158156% 2050†	9,500,000	5,084,438
WFMBS 2006-5 2A1 — 5.25% 2021	18,956,449	19,315,863
TOTAL MORTGAGE-BACKED SECURITIES		$719,227,171
MORTGAGE PASS-THROUGH SECURITIES — 14.6%
Federal Home Loan Mortgage Corporation
782629 — 2.509% 2035	$1,214,744	$1,280,352
847526 — 2.507% 2034	8,686,523	9,145,171
848215 — 2.657% 2038	5,174,835	5,441,805
G18305 — 4% 2024	18,782,748	19,557,536

G14025— 4% 12/01/25	47,365,686	49,260,313
J12397 — 4% 06/01/25	30,208,843	31,450,729
G11470 — 4.5% 2013	512,906	536,084
B18693 — 4.5% 2015	1,828,937	1,934,906
G13091 — 5% 2018	7,705,083	8,337,747
E01642 — 5% 2019	9,058,571	9,848,297
G13812 — 5% 2020	25,192,621	27,306,786
G12139 — 6.5% 2019	4,395,317	4,813,004
P50543 — 6.5% 2037	315,127	359,232
G08107 — 6.5% 2036	5,084,678	5,791,550
A26942 — 6.5% 2034	1,012,387	1,158,586
Federal National Mortgage Association
AD0705 — 2.612% 2040	9,287,715	9,771,605
AA4552 — 4% 2024	1,913,895	2,016,001
AC8539 — 4% 2024	8,834,567	9,302,181
AE0307 — 4% 2025	8,058,659	8,485,204
AD9338 — 4% 09/01/25	7,627,793	7,948,542
AH4841 — 4% 02/01/26	34,780,445	36,102,102
890123 — 4.5% 2016	6,537,360	6,837,294
995756 — 5% 2018	24,467,321	26,458,227
735453 — 5% 2019	12,673,928	13,738,158
AE0792 — 5% 01/01/26	23,915,850	25,709,539
995861 — 5% 2021	26,441,510	28,599,402
890122 — 5% 2021	10,704,816	11,598,561
890083 — 5% 2021	13,204,146	14,281,736
257100 — 5.5% 2018	2,673,686	2,923,087
745500 — 5.5% 2018	19,242,769	20,878,404
735521 — 5.5% 2020	10,095,344	11,057,632
995284 — 5.5% 2020	24,011,968	26,022,970
995327 — 5.5% 2019	5,315,860	5,822,993
889069 — 5.5% 2021	19,377,750	21,024,859
AE0237 — 5.5% 2023	25,517,126	27,930,536
890225 — 6% 2023	24,168,967	26,366,893
AD0951 — 6% 2021	23,474,581	25,609,359
865963 — 5.851% 2036	5,324,709	5,703,775
923306 — 6.5% 2037	568,871	641,903
323282 — 7.5% 2028	583,620	680,577
Government National Mortgage Association
782281 — 6% 2023	7,012,604	7,791,915
TOTAL MORTGAGE PASS-THROUGH SECURITIES		$559,525,553

STRIPPED MORTGAGE-BACKED SECURITIES — 8.6%
INTEREST ONLY SECURITIES
Federal Home Loan Mortgage Corporation
3706 AI — 3.5% 2020	$33,898,473	$3,390,864
3722 AI — 3.5% 2020	30,850,544	3,582,674
3735 AI — 3.5% 2020	15,689,196	1,815,711
3753 CI KI — 3.5% 2020	6,022,415	722,268
3755 AI — 3.5% 2020	28,274,798	3,072,905
3760 KI — 3.5% 2020	26,509,000	3,075,839
3874 BI — 3.5% 2021	13,928,572	1,523,507
3874 DI — 3.5% 2020	26,350,686	2,635,069
3784 BI — 3.5% 2021	16,659,336	1,892,834
2558 CL JW — 5.5% 2022	3,347,490	283,733
3714 TI — 5.84375% 2015	125,357,045	6,415,774
217 — 6.5% 2032	1,060,525	225,213
Federal National Mortgage Association
2010-91 MI — 2% 2013	72,661,695	2,481,397
2010-95 MI I.O. — 2% 2013	62,459,480	2,051,794
2010-124 AI — 3.5% 2020	22,289,938	2,537,264
2010-145 BI — 3.5% 2020	17,855,412	2,089,619
2010-128 LI — 3.5% 2020	42,796,844	4,517,207
2010-89 LI — 4% 2020	35,517,796	3,850,129
2010-104 C — 4% 2020	14,992,785	1,662,700
2003-64 CL XI — 5% 2033	5,046,559	980,193
Government National Mortgage Association
2002-56 I.O. — 0.40205% 2042	833,118	5,499
2005-9 I.O. — 0.55714% 2045	26,021,364	740,568
2004-43 I.O. — 0.56293% 2044	125,806,778	2,819,330
2006-15 I.O. — 0.60444% 2046	28,944,980	839,115
2004-108 I.O. — 0.61163% 2044	32,051,468	810,902
2004-10 I.O. — 0.62575% 2044	125,090,393	2,105,271
2008-48 I.O. — 0.67792% 2048	133,824,090	4,659,755
2006-30 I.O. — 0.71505% 2046	24,998,639	956,948
2011-10 I.O. — 0.71614% 2045	124,113,459	5,735,283
2006-5 I.O. — 0.72772% 2046	106,713,431	3,656,002
2006-55 I.O. — 0.76063% 2046	103,449,629	3,908,327
2008-78 I.O. — 0.76465% 2048	110,223,509	4,803,541
2005-90 I.O. — 0.78056% 2045	113,350,585	3,628,352
2007-4 I.O. — 0.79922% 2047	42,571,623	1,810,145
2007-15 I.O. — 0.81662% 2047	158,914,012	7,499,152
2010-161 IA I.O. — 0.84268% 2050	292,700,059	14,842,820
2007-34 I.O. — 0.87942% 2047	51,020,978	2,491,865
2010-18 I.O. — 0.88356% 2050	188,729,315	9,759,193
2005-50 I.O. — 0.88867% 2045	2,069,866	77,247
2010-123 I.O. — 0.89995% 2050	89,858,568	5,387,021
2008-45 I.O. — 0.90898% 2048	141,041,142	5,377,899

2006-67 I.O. — 0.93099% 2046	75,242,830	3,046,582
2010-63 I.O. — 0.9879% 2050	95,857,414	4,858,054
2007-77 I.O. — 0.98956% 2047	195,329,962	8,963,692
2008-92 I.O. — 1.02074% 2048	143,379,315	7,584,766
2007-55 I.O. — 1.0263% 2047	153,916,294	7,378,747
2011-6 I.O. — 1.04672% 2052	255,153,591	16,176,738
2009-119 I.O. — 1.05223% 2049	341,978,730	19,509,886
2009-105 I.O. — 1.09038% 2049	159,850,411	9,973,067
2008-8 I.O. — 1.11551% 2047	181,876,157	7,891,606
2008-24 I.O. — 1.12359% 2047	65,965,798	3,027,830
2009-60 I.O. — 1.13186% 2049	145,840,650	8,467,508
2009-86 I.O. — 1.14289% 2049	168,134,088	9,718,150
2010-28 I.O. — 1.16774% 2050	166,580,270	10,098,096
2011-49 I.O. — 1.17752% 2045	97,056,551	6,852,192
2010-49 I.O. — 1.19533% 2050	171,934,510	10,587,727
2011-16 I.O. — 1.28835% 2046	157,614,477	11,193,780
2009-4 I.O. — 1.3135% 2049	162,381,106	10,517,424
2009-49 I.O. — 1.39689% 2049	158,416,274	10,637,653
2010-148 IX I.O. — 1.47806% 2052	91,883,034	7,274,380
2009-71 I.O. — 1.70788% 2049	185,694,516	14,066,360
2009-30 I.O. — 1.96935% 2049	131,039,096	11,691,308
PRINCIPAL ONLY SECURITY
Federal Home Loan Mortgage Corporation 217 — 6.5% 2032	1,060,525	984,655
TOTAL STRIPPED MORTGAGE-BACKED SECURITIES		$331,221,130
U.S. AGENCIES SECURITIES — 6.9%
Federal Agricultural Mortgage Corporation
— 3.875% 2011	$58,340,000	$58,614,198
— 5.5% 2011†	19,600,000	19,633,320
Federal Home Loan Bank
— 1.125% 2016	39,130,000	39,116,696
— 2% 2013	46,900,000	47,029,444
Federal National Mortgage Association
— 3.4816% 2013	21,250,000	21,273,800
— 0.4% 2012	79,440,000	79,519,440
TOTAL U.S. AGENCIES SECURITIES		$265,186,898
COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.3%
Government National Mortgage Association
2011-49 CL AB — 2.8% 2034	$41,333,365	$42,106,299
2008-45 CL A — 3.576% 2027	709,333	714,383
2008-48 CL A — 3.725% 2029	2,941,586	2,947,852
2006-15 A — 3.727% 2027	9,916,006	10,056,119
2004-108 A — 3.999% 2027	18,047,968	18,565,042
2006-30 A — 4.175% 2028	22,290,869	22,849,924

2006-67 CL GA — 4.58779% 2034	24,343,234	24,940,374
2004-78 CL C — 4.658% 2029	4,121,916	4,256,661
2004-6 CL C — 4.712% 2025	2,464,680	2,474,958
2005-34 CL B — 4.739% 2029	9,510,843	9,653,125
2008-92 CL A — 4.771% 2027	7,655,183	7,859,194
2007-69 CL B — 4.959% 2030	7,065,000	7,381,441
2004-51 CL B — 4.982% 2024	3,996,654	4,027,508
2004-60 CL C — 5.24% 2028	25,610,000	26,771,414
GSMS 2007-EOP A1 — 1.14249% 2020	6,875,735	6,745,440
Loan Star 2001-1 A — 3.9129% 07/25/17†	16,553,000	16,485,133
Washington Mutual CMS 2007-SL2 CL A — 5.41911% 2049†	38,173,794	35,280,220
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES		$243,115,087
ASSET-BACKED SECURITIES — 6.3%
Cabela’s Inc.
2006-3A B — 0.38705% 2014†	$8,845,000	$8,836,332
2006-3A A1 — 5.26% 2014†	53,325,000	54,058,219
Case New Holland Wholesale Master Note Trust 2009-1A A — 1.88705% 2015†	13,900,000	14,049,564
FNMNT 2009-3 A — 1.53705% 2015	27,525,000	27,778,230
HFG HEALTHCO-4 LLC 2011-1A A — 2.44043% 2017†	16,177,000	16,025,745
MassMutual Asset Finance LLC 2009-AA — 2.37% 2013†	42,231,269	42,727,064
PFS Financing Corp. 2010-CA A — 1.58705% 2014†	45,500,000	46,047,365
Prestige Auto Receivables Trust 2011-1A A2 — 1.25% 2014†	18,275,000	18,177,229
Station Place Securitization Trust 2010-1 A — 1.1858% 2042†	14,070,000	14,070,000
TOTAL ASSET-BACKED SECURITIES		$241,769,748
CORPORATE BONDS & DEBENTURES — 4.0%
Barclays Bank plc — 1.9% 2014	$37,858,000	$37,870,872
Continental Airlines Company
— 8.388% 2020	11,182,095	11,300,514
— 1997-1 1A 7.461% 2015	2,123,133	2,156,062
Delta Air Lines, Inc. — 7.111% 2011	6,711,000	6,767,775
AIG/ILFC — 0.63275% 2012	23,884,000	23,274,002
Omnicare, Inc. — 6.875% 2010	4,989,000	5,113,725
Qwest Corporation
— 3.497% 2013	7,139,000	7,344,746
— 7.625% 2015	15,790,000	17,977,389
Toyota Motor Credit Corporation — 3.48% 2013	21,000,000	21,219,240
United Airlines, Inc. — 9.875% 2013†	20,377,000	21,433,955
TOTAL CORPORATE BONDS & DEBENTURES		$154,458,280
MUNICIPAL BOND — 1.1%
Irvine Ranch WTR RF-2 California — 8.18% 2014	$40,150,000	$40,702,063

TOTAL INVESTMENT SECURITIES — 96.4% (Cost $3,703,987,008)		$3,704,885,339

SHORT-TERM INVESTMENTS
Short-term Corporate Notes:
General Electric Capital Corporation — 0.04% 07/01/11	$37,752,000	$37,752,000
Exxon Mobil Corporation — 0.05% 07/06/11	50,000,000	49,999,653
TOTAL SHORT-TERM INVESTMENTS— 2.3% (Cost $87,751,653)		$87,751,653

TOTAL INVESTMENTS — 98.7% (Cost $3,791,738,661) — NOTE 2		$3,792,636,992
Other assets and liabilities, net — 1.3%		49,713,600
TOTAL NET ASSETS — 100.0%		$3,842,350,592

*                Non-income producing securities

†                 Restricted securities. These restricted securities constituted 9.1% of total net assets at June 30, 2011.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term corporate notes with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith, or under the direction of, the Fund’s Board of Directors.  Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2011:

Investments	Level 1	Level 2	Level 3	Total
Bonds & Debentures
U.S. Treasuries	—	$1,149,679,409	—	$1,149,679,409
Mortgage-Backed	—	695,038,073	$24,189,098	719,227,171
Mortgage Pass-Through	—	559,525,553	—	559,525,553
Stripped Mortgage-Backed	—	331,221,130	—	331,221,130
U.S. Agencies	—	265,186,898	—	265,186,898
Commercial Mortgage-Backed	—	243,115,087	—	243,115,087
Asset-Backed	—	241,769,748	—	241,769,748
Corporate	—	154,458,280	—	154,458,280
Municipal	—	40,702,063	—	40,702,063
Short-Term Investments	—	87,751,653	—	87,751,653
Total Investments	$—	$3,768,447,894	24,189,098	$3,792,636,992

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the quarter ended June 30:

Investment	Beginning Value at April 1, 2011	Net Realized and Unrealized Gains (Losses)	Net Purchases (Sales)	Net Transfers In (Out)	Ending Value at June 30, 2011

Mortgage-Backed	$14,692,529	$(8,350,708)	$17,847,277	—	$24,189,098

* Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 during the quarter ended June 30, 2011.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $3,713,637,477 for Federal income tax purposes. Net unrealized depreciation consists of:

Gross unrealized appreciation:	$39,103,528
Gross unrealized depreciation:	(47,855,666)
Net unrealized depreciation:	$(8,752,138)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ THOMAS H. ATTEBERRY
Thomas H. Atteberry, Chief Executive Officer
(Principal Executive Officer)

Date:     August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA NEW INCOME, INC.

By:	/s/ THOMAS H. ATTEBERRY
Thomas H. Atteberry, Chief Executive Officer
(Principal Executive Officer)

Date:     August 29, 2011

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:     August 29, 2011